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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04963

The Berwyn Funds
(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Kevin M. Ryan

The Killen Group, Inc. 1189 Lancaster Avenue Berwyn, Pennsylvania 19312
(Name and address of agent for service)

Registrant's telephone number, including area code: (610) 296-7222

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 92.5%	Shares	Value
CONSUMER DISCRETIONARY - 15.9%
AUTO COMPONENTS - 2.5%
China Automotive Systems, Inc.+	96,100	$699,608
Spartan Motors, Inc.	1,445,041	7,008,449
		7,708,057
AUTOMOBILES - 1.4%
Winnebago Industries, Inc.	199,803	4,247,812

HOUSEHOLD DURABLES - 2.4%
Hooker Furniture Corp.	398,034	7,582,548

LEISURE PRODUCTS - 3.5%
Callaway Golf Co.	888,578	8,468,148
LeapFrog Enterprises, Inc.+	1,165,100	2,539,918
		11,008,066
SPECIALTY RETAIL - 4.0%
bebe stores, inc.	2,090,377	7,588,069
Christopher & Banks Corp.+	844,997	4,698,183
		12,286,252
TEXTILES, APPAREL & LUXURY GOODS - 2.1%
Crocs, Inc.+	557,200	6,580,532

ENERGY - 6.0%
ENERGY EQUIPMENT & SERVICES - 3.0%
Gulf Island Fabrication, Inc.	272,001	4,041,935
Newpark Resources, Inc.+	580,850	5,291,543
		9,333,478
OIL, GAS & CONSUMABLE FUELS - 3.0%
Hallador Energy Co.	554,643	6,483,777
VAALCO Energy, Inc.+	823,811	2,018,337
Warren Resources, Inc.+	1,051,475	935,813
		9,437,927
FINANCIALS - 8.3%
INSURANCE - 3.1%
Hallmark Financial Services, Inc.+	898,472	9,523,803

REAL ESTATE INVESTMENT TRUSTS (REIT) - 2.7%
Cedar Realty Trust, Inc.	1,121,630	8,401,009

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.5% (Continued)	Shares	Value
FINANCIALS - 8.3% (Continued)
THRIFTS & MORTGAGE FINANCE - 2.5%
Dime Community Bancshares, Inc.	484,841	$7,805,940

HEALTH CARE - 2.6%
BIOTECHNOLOGY - 2.6%
Myriad Genetics, Inc.+	231,000	8,177,400

INDUSTRIALS - 20.0%
COMMERCIAL SERVICES & SUPPLIES - 7.6%
ACCO Brands Corp.+	32,950	273,814
Ennis, Inc.	415,405	5,865,519
Knoll, Inc.	410,896	9,627,293
McGrath RentCorp	240,289	7,907,911
		23,674,537
CONSTRUCTION & ENGINEERING - 2.8%
Granite Construction, Inc.	251,886	8,851,274

ELECTRICAL EQUIPMENT - 2.1%
Encore Wire Corp.	168,595	6,386,379

MACHINERY - 5.4%
FreightCar America, Inc.	330,881	10,399,590
Graham Corp.	268,032	6,424,727
		16,824,317
MARINE - 2.1%
Diana Shipping, Inc.+	1,041,100	6,371,532

INFORMATION TECHNOLOGY - 21.5%
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 9.5%
Mercury Systems, Inc.+	545,424	8,481,343
Methode Electronics, Inc.	158,164	7,440,035
Plexus Corp.+	131,600	5,365,332
ScanSource, Inc.+	202,250	8,221,462
		29,508,172
IT SERVICES - 2.2%
Unisys Corp.+	296,085	6,872,133

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 92.5% (Continued)	Shares	Value
INFORMATION TECHNOLOGY - 21.5% (Continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 9.8%
Advanced Energy Industries, Inc.+	371,322	$9,528,122
Micrel, Inc.	529,718	7,988,147
Rudolph Technologies, Inc.+	621,183	6,845,437
Synaptics, Inc.+	72,750	5,914,939
		30,276,645
MATERIALS - 15.0%
CHEMICALS - 8.7%
Intrepid Potash, Inc.+	535,674	6,187,035
KMG Chemicals, Inc.	439,846	11,757,083
Landec Corp.+	643,900	8,982,405
		26,926,523
METALS & MINING - 3.8%
Olympic Steel, Inc.	335,845	4,520,474
Stillwater Mining Co.+	572,223	7,393,121
		11,913,595
PAPER & FOREST PRODUCTS - 2.5%
Deltic Timber Corp.	115,981	7,683,741

TELECOMMUNICATION SERVICES - 3.2%
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2%
Vonage Holdings Corp.+	2,049,800	10,064,518

TOTAL COMMON STOCKS (Cost $257,905,297)		$287,446,190

MONEY MARKET FUNDS - 6.5%	Shares	Value
Fidelity Institutional Money Market Portfolio - Select Class, 0.10%^	15,483,802	$15,483,802
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.03%^	4,843,675	4,843,675
TOTAL MONEY MARKET FUNDS (Cost $20,327,477)		$20,327,477

TOTAL INVESTMENTS AT VALUE - 99.0% (Cost $278,232,774)		$307,773,667

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0%		3,099,638

NET ASSETS - 100.0%		$310,873,305

+	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2015.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 22.7%	Shares	Value
CONSUMER DISCRETIONARY - 4.6%
AUTO COMPONENTS - 1.1%
Superior Industries International, Inc.#	1,495,006	$28,300,463

HOTELS, RESTAURANTS & LEISURE - 1.4%
Carnival Corp.	723,000	34,588,320

HOUSEHOLD DURABLES - 2.1%
Newell Rubbermaid, Inc.	550,000	21,488,500
Sony Corp. - ADR	1,143,000	30,609,540
		52,098,040
CONSUMER STAPLES - 0.2%
BEVERAGES - 0.2%
Carlsberg A/S - ADR	238,430	3,943,632

ENERGY - 0.8%
OIL, GAS & CONSUMABLE FUELS - 0.8%
Chesapeake Energy Corp.	1,422,000	20,135,520

FINANCIALS - 3.0%
BANKS - 0.8%
Huntington Bancshares, Inc.	1,800,000	19,890,000

INSURANCE - 1.6%
Aflac, Inc.	215,000	13,762,150
Hartford Financial Services Group, Inc. (The)	600,000	25,092,000
		38,854,150
REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.6%
Mack-Cali Realty Corp.	793,624	15,301,071

HEALTH CARE - 3.1%
HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%
CryoLife, Inc.	1,317,481	13,662,278

HEALTH CARE PROVIDERS & SERVICES - 1.5%
Landauer, Inc.	190,650	6,699,441
Quest Diagnostics, Inc.	408,000	31,354,800
		38,054,241

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.7% (Continued)	Shares	Value
HEALTH CARE - 3.1% (Continued)
PHARMACEUTICALS - 1.0%
GlaxoSmithKline plc - ADR	558,000	$25,751,700

INDUSTRIALS - 2.4%
COMMERCIAL SERVICES & SUPPLIES - 2.3%
Ennis, Inc. #	2,049,104	28,933,349
Pitney Bowes, Inc.	1,198,000	27,937,360
		56,870,709
ELECTRICAL EQUIPMENT - 0.1%
LSI Industries, Inc.	239,121	1,948,836

INFORMATION TECHNOLOGY - 6.2%
COMMUNICATIONS EQUIPMENT - 2.2%
Brocade Communications Systems, Inc.	2,218,252	26,319,560
Nokia Corp. - ADR	1,075,000	8,148,500
PCTEL, Inc. #	2,797,176	22,377,408
		56,845,468
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
Corning, Inc.	1,015,000	23,020,200
CTS Corp.	370,109	6,658,261
FLIR Systems, Inc.	800,000	25,024,000
Methode Electronics, Inc.	160,600	7,554,624
		62,257,085
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.3%
Tessera Technologies, Inc.	175,000	7,049,000

SOFTWARE - 1.2%
CA, Inc.	515,000	16,794,150
Symantec Corp.	550,000	12,850,750
		29,644,900
MATERIALS - 0.4%
METALS & MINING - 0.4%
Cliffs Natural Resources, Inc.	1,000,000	4,810,000
Gold Resource Corp.	1,519,394	4,846,867
		9,656,867
UTILITIES - 2.0%
ELECTRIC UTILITIES - 2.0%
Exelon Corp.	560,000	18,821,600

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 22.7% (Continued)	Shares	Value
UTILITIES - 2.0% (Continued)
ELECTRIC UTILITIES - 2.0% (Continued)
FirstEnergy Corp.	535,000	$18,757,100
PPL Corp.	375,000	12,622,500
		50,201,200

TOTAL COMMON STOCKS (Cost $497,092,240)		$565,053,480

PREFERRED STOCKS - 12.2%	Shares	Value
ENERGY - 0.9%
OIL, GAS & CONSUMABLE FUELS - 0.9%
Chesapeake Energy Corp., 5.00% - CV	240,394	$21,935,952

FINANCIALS - 7.8%
CAPITAL MARKETS - 0.6%
Affiliated Managers Group, Inc., 5.25%	105,697	2,689,989
Affiliated Managers Group, Inc., 6.375%	462,802	12,509,538
		15,199,527
COMMERCIAL BANKS - 1.3%
Wells Fargo & Co., 5.20% - Series N	1,024,146	25,173,509
Wells Fargo & Co., 5.25% - Series P	292,214	7,270,284
		32,443,793
DIVERSIFIED FINANCIAL SERVICES - 0.9%
JPMorgan Chase & Co., 5.45% - Series P	920,432	22,688,649

INSURANCE - 0.8%
Aflac, Inc., 5.50%	735,992	18,620,597

REAL ESTATE INVESTMENT TRUSTS - 3.5%
Alexandria Real Estate Equity, Inc., 7.00% - Series D - CV	418,817	12,355,101
Felcor Lodging Trust, Inc., 7.80% - CV	961,611	25,146,128
Felcor Lodging Trust, Inc., 8.00%	530,472	13,553,560
Kimco Realty Corp., 5.50% - Series J	308,490	7,496,307
Kimco Realty Corp., 5.625% - Series K	355,455	8,829,502
Public Storage, 5.375% - Series V	873,473	21,033,230
		88,413,828
THRIFTS & MORTGAGE FINANCE - 0.7%
New York Community Capital Trust V, 6.00% - CV	350,796	17,715,198

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 12.2% (Continued)	Shares	Value
INDUSTRIALS - 2.3%
COMMERCIAL SERVICES & SUPPLIES - 1.4%
Pitney Bowes, Inc., 5.25%	275,373	$7,063,317
Pitney Bowes, Inc., 6.70%	1,115,305	29,834,409
		36,897,726
MACHINERY - 0.9%
Stanley Black & Decker, Inc., 5.75%	858,611	22,049,131

MATERIALS - 0.8%
METALS & MINING - 0.8%
Cliffs Natural Resources, Inc., 7.00% - Series A - CV	3,726,200	19,674,336

UTILITIES - 0.4%
ELECTRIC UTILITIES - 0.4%
Exelon Corp., 6.50%	204,600	9,953,790

TOTAL PREFERRED STOCKS (Cost $322,600,721)		$305,592,527

CORPORATE BONDS - 35.9%	Par Value	Value
CONSUMER DISCRETIONARY - 7.8%
HOTELS, RESTAURANTS & LEISURE - 2.4%
Carnival Corp., 1.20%, due 02/05/16	$38,769,000	$38,827,270
Ruby Tuesday, Inc., 7.625%, due 05/15/20	20,000,000	20,300,000
		59,127,270
HOUSEHOLD DURABLES - 0.7%
D.R. Horton, Inc., 5.625%, due 01/15/16	8,328,000	8,546,610
Newell Rubbermaid Inc., 2.05%, due 12/01/17	9,700,000	9,753,049
		18,299,659
LEISURE PRODUCTS - 1.4%
Brunswick Corp., 144A, 4.625%, due 05/15/21	14,611,000	14,720,582
Brunswick Corp., 7.125%, due 08/01/27	9,900,000	10,593,000
Smith & Wesson Holding Corp., 144A, 5.875%, due 06/15/17	8,825,000	8,891,188
		34,204,770
MULTI-LINE RETAIL - 1.3%
Family Dollar Stores, Inc., 5.00%, due 02/01/21	29,962,000	31,509,268

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 35.9% (Continued)	Par Value	Value
CONSUMER DISCRETIONARY - 7.8% (Continued)
SPECIALTY RETAIL - 2.0%
Best Buy Co., Inc., 3.75%, due 03/15/16	$11,330,000	$11,584,925
Best Buy Co., Inc., 5.00%, due 08/01/18	3,000,000	3,157,500
Best Buy Co., Inc., 5.50%, due 03/15/21	34,183,000	36,063,065
		50,805,490
CONSUMER STAPLES - 5.4%
CONSUMER PRODUCTS - 0.4%
Church & Dwight Co., Inc., 3.35%, due 12/15/15	9,787,000	9,944,463

FOOD & STAPLES RETAILING - 0.9%
Costco Wholesale Corp., 0.65%, due 12/07/15	4,554,000	4,560,029
Costco Wholesale Corp., 1.125%, due 12/15/17	17,280,000	17,296,658
		21,856,687
FOOD PRODUCTS - 4.1%
ConAgra Foods, Inc., 1.30%, due 01/25/16	50,992,000	51,125,701
General Mills, Inc., 0.875%, due 01/29/16	25,730,000	25,793,193
General Mills, Inc., 4.15%, due 02/15/43	5,820,000	5,985,416
Kellogg Co., 1.125%, due 05/15/15	20,695,000	20,708,804
		103,613,114
ENERGY - 2.1%
OIL, GAS & CONSUMABLE FUELS - 2.1%
Chesapeake Energy Corp., 2.75%, due 11/15/35 CV	13,000,000	13,032,500
Chesapeake Energy Corp., 2.50%, due 05/15/37 CV	7,500,000	7,185,937
Chesapeake Energy Corp., 2.50%, due 05/15/37 CV	7,500,000	7,139,063
Peabody Energy Corp., 4.75%, due 12/15/41 CV	70,434,000	24,872,006
		52,229,506
FINANCIALS - 0.5%
REAL ESTATE INVESTMENT TRUSTS (REIT) - 0.5%
Health Care REIT, Inc., 4.95%, due 01/15/21	11,674,000	12,967,047

HEALTH CARE - 8.5%
BIOTECHNOLOGY - 0.9%
Amgen, Inc., 2.30%, due 06/15/16	6,905,000	7,008,623
Amgen, Inc., 2.50%, due 11/15/16	14,125,000	14,460,766
		21,469,389

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 35.9% (Continued)	Par Value	Value
HEALTH CARE - 8.5% (Continued)
HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
C.R. Bard, Inc., 2.875%, due 01/15/16	$22,634,000	$23,047,749
Teleflex, Inc., 6.875%, due 06/01/19	13,870,000	14,459,475
		37,507,224
HEALTH CARE PROVIDERS & SERVICES - 4.8%
Express Scripts Holding Co., 3.125%, due 05/15/16	1,030,000	1,055,060
HealthSouth Corp., 5.75%, due 11/01/24	31,318,000	32,570,720
McKesson Corp., 0.95%, due 12/04/15	50,239,000	50,352,339
Medco Health Solutions, Inc., 2.75%, due 09/15/15	25,138,000	25,352,327
Quest Diagnostics, Inc., 3.20%, due 04/01/16	11,100,000	11,352,425
		120,682,871
PHARMACEUTICALS - 1.3%
Hospira, Inc., 5.60%, due 09/15/40	25,677,000	31,826,616

INDUSTRIALS - 1.9%
COMMUNICATIONS EQUIPMENT - 1.7%
Brocade Communications Systems, Inc., 4.625%, due 01/15/23	32,526,000	32,444,685
Juniper Networks, Inc., 3.10%, due 03/15/16 CV	10,422,000	10,600,185
		43,044,870
ROAD & RAIL - 0.2%
J.B. Hunt Transport Services, Inc., 3.375%, due 09/15/15	3,670,000	3,709,089

INFORMATION TECHNOLOGY - 9.5%
COMMUNICATIONS EQUIPMENT - 2.2%
Ciena Corp., 0.875%, due 06/15/17 CV	1,495,000	1,482,853
Nokia Corp., 5.375%, due 05/15/19	13,000,000	13,975,000
Nokia Corp., 6.625%, due 05/15/39	33,786,000	40,036,410
		55,494,263
IT SERVICES - 1.6%
WEX, Inc., 144A, 4.75%, due 02/01/23	40,269,000	39,966,982

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.0%
Altera Corp., 1.75%, due 05/15/17	24,124,000	24,272,073

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 35.9% (Continued)	Par Value	Value
INFORMATION TECHNOLOGY - 9.5% (Continued)
SOFTWARE - 4.0%
Nuance Communications, Inc., 2.75%, due 11/01/31 CV	$63,977,000	$63,497,172
Symantec Corp., 2.75%, due 09/15/15	16,798,000	16,929,394
TiVo, Inc., 144A, 2.00%, due 10/01/21 CV	19,252,000	18,012,653
		98,439,219
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 0.7%
NetApp, Inc., 3.25%, due 12/15/22	17,770,000	17,573,855

TELECOMMUNICATION SERVICES - 0.2%
INTERNET SOFTWARE & SERVICES - 0.2%
AOL, Inc., 144A, 0.75%, due 09/01/19 CV	6,106,000	6,067,838

TOTAL CORPORATE BONDS (Cost $888,318,209)		$894,611,563

MONEY MARKET FUNDS - 29.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^	353,018,654	$353,018,654
Fidelity Institutional Money Market Portfolio - Select Class, 0.10%^	124,244,817	124,244,817
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.04%^	124,244,816	124,244,816
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.03%^	124,244,816	124,244,816
TOTAL MONEY MARKET FUNDS (Cost $725,753,103)		$725,753,103

TOTAL INVESTMENTS AT VALUE - 99.9% (Cost $2,433,764,273)		$2,491,010,673

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%		3,304,061

NET ASSETS - 100.0%		$2,494,314,734

ADR	-	American Depositary Receipt.
CV	-	Convertible Security.
144A	-
This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers.

#	The Fund owned 5% or more of the company's outstanding voting shares thereby making the company an affiliated company as that term is defined in the Investment Company Act of 1940 (Note 4).
^	The rate shown is the 7-day effective yield as of March 31, 2015.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
March 31, 2015 (Unaudited)

COMMON STOCKS - 82.8%	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
AUTOMOBILES - 1.6%
Thor Industries, Inc.	5,375	$339,754

HOTELS, RESTAURANTS & LEISURE - 3.7%
Carnival Corp.	16,000	765,440

HOUSEHOLD DURABLES - 4.0%
Sony Corp. - ADR	31,000	830,180

SPECIALTY RETAIL - 3.8%
Gap, Inc. (The)	6,875	297,894
Office Depot, Inc.+	52,000	478,400
		776,294
ENERGY - 9.6%
ENERGY EQUIPMENT & SERVICES - 1.6%
Helmerich & Payne, Inc.	4,825	328,438

OIL, GAS & CONSUMABLE FUELS - 8.0%
Chevron Corp.	3,950	414,671
Devon Energy Corp.	9,600	578,976
Peabody Energy Corp.	40,775	200,613
Suncor Energy, Inc.	15,550	454,837
		1,649,097
FINANCIALS - 7.8%
BANKS - 1.6%
Wells Fargo & Co.	6,000	326,400

DIVERSIFIED FINANCIAL SERVICES - 1.5%
JPMorgan Chase & Co.	5,100	308,958

INSURANCE - 4.0%
Assured Guaranty Ltd.	20,800	548,912
Unum Group	8,050	271,526
		820,438
THRIFTS & MORTGAGE FINANCE - 0.7%
New York Community Bancorp, Inc.	9,375	156,844

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.8% (Continued)	Shares	Value
HEALTH CARE - 6.1%
HEALTH CARE PROVIDERS & SERVICES - 3.6%
Quest Diagnostics, Inc.	9,655	$741,987

PHARMACEUTICALS - 2.5%
GlaxoSmithKline plc - ADR	11,200	516,880

INDUSTRIALS - 4.8%
COMMERCIAL SERVICES & SUPPLIES - 2.1%
Pitney Bowes, Inc.	18,725	436,667

CONSTRUCTION & ENGINEERING - 2.7%
Jacobs Engineering Group, Inc.+	12,500	564,500

INFORMATION TECHNOLOGY - 22.5%
COMMUNICATIONS EQUIPMENT - 2.4%
ADTRAN, Inc.	26,500	494,755

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 8.5%
Corning, Inc.	28,625	649,215
FLIR Systems, Inc.	18,625	582,590
Itron, Inc.+	14,650	534,871
		1,766,676
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.3%
Intel Corp.	8,825	275,958

SOFTWARE - 6.8%
CA, Inc.	21,050	686,440
Microsoft Corp.	10,670	433,789
Symantec Corp.	12,000	280,380
		1,400,609
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.5%
BlackBerry Ltd.+	61,760	551,517
Hewlett-Packard Co.	5,700	177,612
		729,129

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 82.8% (Continued)	Shares	Value
MATERIALS - 10.2%
CHEMICALS - 2.1%
Mosaic Co. (The)	9,500	$437,570

METALS & MINING - 8.1%
Alcoa, Inc.	31,650	408,918
Allegheny Technologies, Inc.	13,350	400,634
Cliffs Natural Resources, Inc.	79,000	379,990
Nucor Corp.	10,400	494,312
		1,683,854
UTILITIES - 8.7%
ELECTRIC UTILITIES - 8.7%
Exelon Corp.	19,000	638,590
FirstEnergy Corp.	17,335	607,765
PPL Corp.	16,200	545,292
		1,791,647

TOTAL COMMON STOCKS (Cost $15,953,149)		$17,142,075

MONEY MARKET FUNDS - 17.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01%^	621,288	$621,288
Fidelity Institutional Money Market Portfolio - Select Class, 0.10%^	1,011,631	1,011,631
Invesco STIT-STIC Prime Portfolio (The) - Institutional Class, 0.04%^	1,011,631	1,011,631
Wells Fargo Advantage Heritage Money Market Fund - Institutional Class, 0.03%^	1,011,631	1,011,631
TOTAL MONEY MARKET FUNDS (Cost $3,656,181)		$3,656,181

TOTAL INVESTMENTS AT VALUE - 100.4% (Cost $19,609,330)		$20,798,256

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.4%)		(75,714)

NET ASSETS - 100.0%		$20,722,542

ADR	-	American Depositary Receipt.

+	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2015.

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2015 (Unaudited)

1.    Securities Valuation

Securities of Berwyn Fund, Berwyn Income Fund and Berwyn Cornerstone Fund (the “Funds”) are valued at their market value, which usually means the last quoted sales price on a security’s principal exchange or, in the case of an equity security listed on the National Association of Dealers’ Automated Quotation System (“NASDAQ”), its NASDAQ Official Closing Price. Securities not traded on the valuation date and securities not listed on an exchange (including NASDAQ) are valued at the last quoted bid price.  All other securities, including securities in which the quotations are considered by the Funds’ investment advisor to be unreliable due to significant market or other events, are priced at their fair value as determined in good faith pursuant to procedures adopted by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to the following:  only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Corporate Bonds held by Berwyn Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of March 31, 2015, by security type:

Berwyn Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$287,446,190	$-	$-	$287,446,190
Money Market Funds	20,327,477	-	-	20,327,477
Total	$307,773,667	$-	$-	$307,773,667

Berwyn Income Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$565,053,480	$-	$-	$565,053,480
Preferred Stocks	305,592,527	-	-	305,592,527
Corporate Bonds	-	894,611,563	-	894,611,563
Money Market Funds	725,753,103	-	-	725,753,103
Total	$1,596,399,110	$894,611,563	$-	$2,491,010,673

Berwyn Cornerstone Fund	Level 1	Level 2	Level 3	Total

Common Stocks	$17,142,075	$-	$-	$17,142,075
Money Market Funds	3,656,181	-	-	3,656,181
Total	$20,798,256	$-	$-	$20,798,256

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Refer to each Fund’s Schedule of Investments for a listing of the securities by security type and sector or industry type.  As of March 31, 2015, the Funds did not have any transfers into and out of any Level. The Funds did not have any assets or liabilities or derivative instruments that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of March 31, 2015. It is the Funds’ policy to recognize transfers into and out of any Level at the end of the reporting period.

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of March 31, 2015:

	Berwyn Fund	Berwyn Income Fund	Berwyn Cornerstone Fund

Tax Cost of Portfolio Investments	$279,007,162	$2,443,671,538	$19,627,956

Gross Unrealized Appreciation	$65,062,906	$153,865,299	$2,831,323
Gross Unrealized Depreciation	(36,296,401)	(106,526,164)	(1,661,023)

Net Unrealized Appreciation	$28,766,505	$47,339,135	$1,170,300

The difference between the federal income tax cost of portfolio investments and the Schedules of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4.    Affiliated Investments

A company is considered an affiliate of a Fund under the Investment Company Act of 1940 if the Fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company.  As of March 31, 2015, the following portfolio companies are considered to have been affiliates of Berwyn Income Fund.  Transactions in these companies during the three months ended March 31, 2015 were as follows:

Berwyn Income Fund
	12/31/2014 Value	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	3/31/2015 Value	Net Realized Gains (Losses)	Earned Income
Ennis, Inc.	$29,033,292	$29,591	$(1,682,448)	$1,552,914	$28,933,349	$(171,415)	$377,581
PCTEL, Inc.	20,468,014	3,575,160	-	(1,665,766)	22,377,408	-	126,077
Superior Industries International, Inc.	29,206,201	358,214	-	(1,263,952)	28,300,463	-	269,101
Total:	$78,707,507	$3,962,965	$(1,682,448)	$(1,376,804)	$79,611,220	$(171,415)	$772,759

Item 2.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Berwyn Funds

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	May 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	May 27, 2015

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	May 27, 2015

* Print the name and title of each signing officer under his or her signature.